Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of estimated useful lives

Computers and electrical equipment	3 years
Office equipment and furniture	5 years
Medical equipment	4 years
Leasehold improvements	shorter of remaining lease period or estimated useful life